Premises and equipment (Detail) (USD $) In Thousands, unless otherwise specified							12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2013 Building [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2013 Building [Member] Maximum Member	Dec. 31, 2013 Building [Member] Minimum Member	Dec. 31, 2013 Equipment [Member]	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2013 Equipment [Member] Maximum Member	Dec. 31, 2013 Equipment [Member] Minimum Member	Dec. 31, 2013 Leaseholds and Leasehold Improvements [Member]	Dec. 31, 2012 Leaseholds and Leasehold Improvements [Member]	Dec. 31, 2013 Leaseholds and Leasehold Improvements [Member] Maximum Member	Dec. 31, 2013 Leaseholds and Leasehold Improvements [Member] Minimum Member	Dec. 31, 2013 Construction in Progress [Member]	Dec. 31, 2012 Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 892,308	$ 888,860	$ 110,453	$ 108,851	$ 500,474	$ 496,621			$ 305,814	$ 306,925			$ 86,020	$ 85,314			$ 5,252	$ 10,766
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	488,497	472,684
Property Plant And Equipment Net Excluding Construction In Progress	403,811	416,176
Property, Plant and Equipment, Useful Life							50 years 0 months 0 days	10 years 0 months 0 days			10 years 0 months 0 days	2 years 0 months 0 days			10 years 0 months 0 days	3 years 0 months 0 days
Premises and equipment, net	$ 519,516	$ 535,793